Description of Business	9 Months Ended
Sep. 30, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of Business

1. Description of Business

Impinj, Inc., a Delaware corporation, is headquartered in Seattle, Washington. The Impinj Platform enables wireless connectivity to billions of everyday items and delivers each item’s unique identity, location and authenticity, which we refer to as Item Intelligence. We derive revenue from the sale of our tag integrated circuits, or ICs, reader ICs, readers and gateways, and software as well as from development, service and license agreements. Our platform links billions of everyday items to enterprise and consumer applications, delivering valuable information to businesses about items they create, manage, transport and sell.